Derivatives	12 Months Ended
Dec. 31, 2022
Derivatives [Abstract]
Disclosure of derivative financial instruments [text block]
35 –
Derivatives
Derivative financial instruments and hedging activities
Derivative contracts used by the Group include swaps, futures, forwards, options and other similar types of contracts. In the normal course of business, the Group enters into a variety of derivative transactions for sales, market-making and risk management purposes. The Group’s objectives in using derivative instruments are to meet customers’ risk management needs and to manage the Group’s exposure to risks.
In accordance with the Group’s accounting policy relating to derivatives and hedge accounting as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”, all derivatives are carried at fair value in the balance sheet regardless of whether they are held for trading or non-trading purposes.
Derivatives held for sales and market-making purposes
Sales and market-making
The majority of the Group’s derivatives transactions relate to sales and market-making activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making involves quoting bid and offer prices to other market participants, enabling revenue to be generated based on spreads and volume.
Risk management
The Group uses derivatives in order to reduce its exposure to market risks as part of its asset and liability management. This is achieved by entering into derivatives that hedge specific portfolios of fixed rate financial instruments and forecast transactions as well as strategic hedging against overall balance sheet exposures. The Group actively manages interest rate risk through, among other things, the use of derivative contracts. Utilization of derivative financial instruments is modified from time to time within prescribed limits in response to changing market conditions, as well as to changes in the characteristics and mix of the related assets and liabilities.
Derivatives qualifying for hedge accounting
The Group applies hedge accounting if derivatives meet the specific criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
In fair value hedge relationship, the Group uses primarily interest rate swaps and options, in order to protect itself against movements in the fair value of fixed-rate financial instruments due to movements in market interest rates. In a cash flow hedge relationship, the Group uses interest rate swaps in order to protect itself against exposure to variability in interest rates. The Group enters into foreign exchange forwards and swaps for hedges of translation adjustments resulting from translating the financial statements of net investments in foreign operations into the reporting currency of the parent at period end spot rates.
Interest rate risk
The Group uses interest rate swaps and options to manage its exposure to interest rate risk by modifying the re-pricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The interest rate swaps and options are designated in either a fair value hedge or a cash flow hedge. For fair value hedges, the Group uses interest rate swaps and options contracts to manage the fair value movements of fixed rate financial instruments due to changes in benchmark interest. For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates.
The Group manages its interest rate risk exposure on a portfolio basis with frequent changes in the portfolio due to the origination of new loans and bonds, repayments of existing loans and bonds, issuance of new funding liabilities and repayment of existing funding liabilities. Accordingly, a dynamic hedging accounting approach is adopted for the portfolio, in which individual hedge relationships are designated and de-designated on a more frequent basis (e.g. on a monthly basis).
The Group assesses and measures hedge effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
  – Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset, frequency of payment and callable features.
  – Difference in the discounting rate applied to the hedged item and the hedging instrument, taking into consideration differences in the reset frequency of the hedged item and hedging instrument.
  – Derivatives used as hedging instrument with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.
Foreign exchange risk
The Group manages its foreign currency risk (including U.S. dollar and British pound) from investments in foreign operation through net investment hedges using rolling foreign exchange forward strategy. In addition, the Group applies cash flow hedge accounting for specific foreign denominated highly probable cash flows using foreign exchange forward instruments as hedging instruments. .
As the investments in foreign operations are only hedged to the extent of the notional amount of the hedging derivative instrument the Group generally does not expect to incur significant ineffectiveness on hedges of net investments in foreign operations. Potential sources of ineffectiveness are limited to situations where derivatives with a non-zero fair value at inception date of the hedging relationship are used as hedging instrument, or where the spot foreign currency risk has been designated as hedged risk, resulting in mismatch in terms with the hedged item. Similarly, for cash flow hedge accounting applications the foreign exchange forward instruments generally match the terms of the underlying highly probable transactions such that the Group does not does not expect to incur significant ineffectiveness in such hedge relationships.
Hedge Accounting and Interest Rate Benchmarks
The table below shows the Group’s
hedge accounting relationships impacted by the IASB Benchmark Reform amendments, the significant interest rate benchmarks the Group is exposed to which are subject to expected future reform, and the nominal amounts of the derivative hedging instruments as at December 31, 2022 and December 31, 2021. As at December 31, 2022 there were no hedge relationships with hedging instruments, hedged items or the hedged risk being an IBOR benchmark which ceased to be quoted in early 2022. The derivative hedging instruments provide a close approximation to the extent of the risk exposure the Group manages through hedge accounting relationships.
Hedge accounting relationships impacted by the IASB Benchmark Reform amendments
	Dec 31, 2022	Dec 31, 2021
in € m.	Notional	Notional
Fair value hedge
CHF LIBOR	0	0
GBP LIBOR	0	0
JPY LIBOR	0	0
USD LIBOR	12,281	20,298

Fair value hedge accounting
Derivatives held as fair value hedges
	Dec 31, 2022			2022	Dec 31, 2021			2021
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	2,401	7,668	95,386	(6,300)	3,713	1,000	78,176	(1,454)

	2022	2021
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	(279)	139

Financial instruments designated as fair value hedges
	Dec 31, 2022						2022
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	13,459	0	(2,118)	0	(2)	0	(2,390)
Bonds at amortized cost	336	0	(37)	0	0	0	(37)
Long-term debt	0	68,596	0	(6,606)	0	(164)	8,444
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

	Dec 31, 2021						2021
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	12,397	0	(221)	0	4	0	(724)
Bonds at amortized cost	582	0	5	0	2	0	(12)
Long-term debt	0	62,294	0	1,595	0	302	2,329
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

Cash flow hedge accounting
Derivatives held as cash flow hedges
	Dec 31, 2022			2022	Dec 31, 2021			2021
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	6	1,219	47,976	(802)	49	43	7,451	(75)

Cash flow hedge balances
in € m.	Dec 31, 2022	Dec 31, 2021	Dec 31, 2020
Reported in Equity[1]	(790)	(42)	11
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(819)	1	(14)
Gains (losses) removed from equity for the year ended	71	(54)	4
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	(899)	66	(7)
Ineffectiveness recorded within P&L	16	25	(12)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
In accordance with IAS 39.96 the gains and losses posted to equity in a cash flow hedge relationship is the lesser of cumulative gain or loss on the hedging instrument from the inception of the hedge and the cumulative change in fair value of the expected future cash flows on the hedged item from inception of the hedge. As a result, changes of the hedged item’s value used for hedge effectiveness are not fully recorded in equity if it exceeds the hedging instrument’s fair value changes used for hedge effectiveness. Consequently, hedge ineffectiveness recorded within P&L does not always reconcile to the difference between the changes of the hedged item’s value used for hedge effectiveness and the hedging instrument’s fair value changes used for hedge effectiveness.
As of December 31, 2022 the longest term cash flow hedge matures in 2034.
The financial instruments designated as cash flow hedges are recognized as Loans at amortized cost in the Group’s Consolidated Balance Sheet.
Net investment hedge accounting
Derivatives held as net investment hedges
	Dec 31, 2022			2022	Dec 31, 2021			2021
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	1,044	513	45,749	(2,539)	227	1,093	39,087	(1,707)

	2022		2021
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	2,410	(329)	1,892	(179)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
Profile of derivatives held as net investment hedges
in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2022
Nominal amount Foreign exchange forwards	34,664	229	21	0
Nominal amount Foreign exchange swaps	10,776	59	0	0
Total	45,440	288	21	0
As of December 31, 2021
Nominal amount Foreign exchange forwards	31,727	36	0	3
Nominal amount Foreign exchange swaps	7,239	68	16	0
Total	38,965	103	16	3

The
Group uses a foreign exchange forward strategy. As indicated in the above table, the vast majority of forward contracts mature within the year. The Group did not calculate an average foreign currency rate because the amount of contracts that mature after 1 year are not material.